Revenue	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue
13.	Revenue

For the years ended December 31, 2019, 2020 and 2021, all of the Group’s revenue was generated in the PRC. The disaggregated revenues were as follows:

	For the years ended December 31,
	2019	2020	2021
Revenue from Affected Entity:
Rental revenue	9,340,573	15,284,572	14,152,381
Food procurement services	—	5,341,719	10,864,732
Subtotal	9,340,573	20,626,291	25,017,113
Revenue from related party:
Rental revenue	2,373,333	1,668,572	906,667
Revenue from third parties:
Tuition fees	—	—	4,146,247
Uniform	—	1,932,094	1,334,416
Meals	—	—	591,304
Accommodation	—	—	228,526
Rental revenue	952,381	104,761	76,191
Others	765,316	1,373,236	2,136,308
Subtotal	1,717,697	3,410,091	8,512,992
Total revenue	13,431,603	25,704,954	34,436,772

For the fiscal year ended December 31, 2020 and for the eight months ended August 31, 2021, the Group provides operation services including rental services and procurement services for Lianwai School. Although private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, to keep Lianwai School in continuing daily operation, the Group continued to provide essential services without recognizing any revenues relating to such activities to Lianwai School.

As of December 31, 2021, revenue for unsatisfied performance obligations expected to be recognized in year 2022 is RMB1,386,607, which primarily relates to education services and accommodation services to be delivered in the future to the students.